Private Placement (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 18, 2023	Jan. 09, 2023	Oct. 20, 2021	Nov. 23, 2022	Oct. 20, 2021	Dec. 31, 2022	Sep. 30, 2022
Private Placement (Details) [Line Items]
Warrant per share	$ 1.00	$ 1.00		$ 1.00
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Aggregate shares purchase						4,550,000	4,550,000
Ordinary per share						$ 11.50	$ 11.50
Share price						$ 1.00	$ 1.00
Aggregate private placement (in Dollars)						$ 4,550,000	$ 4,550,000
Over-Allotment Option
Private Placement (Details) [Line Items]
Aggregate shares purchase			450,000		450,000
Warrant per share			$ 1.00		$ 1.00
Generating gross proceeds (in Dollars)					$ 450,000